ACQUISITION OF PRIVATE COMPANY OWNED BY CEO (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Mar. 06, 2022	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2022
Business Combination [Line Items]
Assets acquired cash and inventory	$ 108,630
Business combination related costs				$ 65,000
Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock voting rights	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.	The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.	The Series A Preferred Stock, shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class
Convertible preferred stock	1,000
Fixed price	$ 0.0001
Series A Preferred Stock [Member] | Creative Motion Technology, LLC [Member]
Business Combination [Line Items]
Convertible preferred stock	1,000
Fixed price	$ 0.0001
Creative Motion Technology, LLC [Member]
Business Combination [Line Items]
Ownership percentage	100.00%
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member]
Business Combination [Line Items]
Preferred stock voting rights	The Series A Preferred Stock shall be entitled to have one thousand (1,000) votes per one (1) share, at each meeting of stockholders of the Corporation (or pursuant to any action by written consent) with respect to any and all matters presented to the stockholders of the Corporation for their action or consideration. The holders of Series A Preferred Stock shall vote together with the holders of Common Stock as a single class.
Securities Purchase Agreement [Member] | Series A Preferred Stock [Member] | Creative Motion Technology, LLC [Member]
Business Combination [Line Items]
Number of shares issued	2,000,000
Number of shares issued, value	$ 1,500,000
Securities Purchase Agreement [Member] | Creative Motion Technology, LLC [Member]
Business Combination [Line Items]
Ownership percentage	100.00%